Consolidated Statement of Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Services	$ 69,965	$ 36,965	$ 21,937
Royalties and other revenues	228	89	302
Revenues	70,193	37,054	22,239
Cost of sales (exclusive of amortization of intangible assets)	(26,264)	(17,835)	(11,675)
Gross profit	43,929	19,219	10,564
Research and development expenses	(6,376)	(5,497)	(5,589)
Selling and marketing expenses	(36,915)	(25,704)	(17,452)
General and administrative expenses	(23,010)	(23,308)	(13,915)
Amortization of intangible assets	(4,494)	(3,169)	(1,610)
Other operating (expense) income, net	(461)	559	1,161
Operating loss	(27,327)	(37,900)	(26,841)
Financial income	2,570	241	11
Financial expenses	(18,342)	(6,385)	(2,172)
Loss before income tax	(43,099)	(44,044)	(29,002)
Income tax	(1)	0	0
Loss for the year	$ (43,100)	$ (44,044)	$ (29,002)
Loss per share attributable to parent
Basic (in Dollars per share)	$ (1.66)	$ (2.78)	$ (2.38)